Weighted average basic and diluted number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Basic weighted average number of shares	40,194,660	34,526,435
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	40,194,660	34,526,435
Stock option [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	2,316,264	1,770,765
Warrant [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	5,167,391	6,862,508